Cash and Cash Equivalents	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Cash and Cash Equivalents [Text Block]

5. Cash and Cash Equivalents

Cash and cash equivalents are comprised of the following:

	August 31, 2019	August 31, 2018

Cash held in bank accounts	$748,636	$164,717
Guaranteed investment certificates	1,133,205	154,340

	$1,881,841	$319,057